Schedule of amortization expenses (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Intangible Asset, Goodwill and Other [Abstract]
For the remaining of Fiscal 2026	$ 250,398
Fiscal 2027	500,796
Fiscal 2028	500,796
Fiscal 2029	500,796
Fiscal 2030	475,947
Intangible assets, net	$ 2,228,733	$ 679,133